Accrued liabilities and other payables (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Accrued payroll and welfare*	491,009	187,971	138,704
Accrued expenses**	319,486	466,177	343,991
Other payable***	596,757	256,231	189,074
Total accrued liabilities and other payables	1,407,252	910,379	671,769

*	Includes salary and fees due to directors amounting to S$427,896 as of December 31, 2023, and S$171,696 as of June 30, 2024, whereas the salaries were due and payout was postponed as agreed with the directors.

**	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.

***	Other payable mainly consists of payable for other services and utilities expenses. As of December 31, 2023, there is a short-term advances from directors with a balance of S$541,636 (US$410,548).